Expense Example, No Redemption - BlackRock Summit Cash Reserves Fund - Investor C Shares	Apr. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 119
Expense Example, No Redemption, 3 Years	454
Expense Example, No Redemption, 5 Years	813
Expense Example, No Redemption, 10 Years	$ 1,550